INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ASSET MANAGEMENT - 2.3%
17,956	KKR & Company, Inc.	$ 1,154,391

	BANKING - 4.7%
16,080	East West Bancorp, Inc.	1,179,307
2,077	SVB Financial Group(a)	1,162,082
		2,341,389
	BIOTECH & PHARMA - 5.5%
11,457	Horizon Therapeutics PLC(a)	1,238,387
6,365	Novavax, Inc., Class A(a)	1,518,307
		2,756,694
	CHEMICALS - 2.4%
36,582	Mosaic Company (The)	1,177,209

	CONSTRUCTION MATERIALS - 2.6%
33,835	James Hardie Industries plc - ADR	1,305,016

	ELECTRICAL EQUIPMENT - 2.4%
2,747	Generac Holdings, Inc.(a)	1,200,384

	ENGINEERING & CONSTRUCTION - 2.6%
12,596	Quanta Services, Inc.	1,286,052

	ENTERTAINMENT CONTENT - 2.9%
4,154	Sea Ltd. - ADR(a)	1,405,381

	FOOD - 4.7%
16,549	Darling Ingredients, Inc.(a)	1,232,900
8,710	J M Smucker Company (The)	1,077,166
		2,310,066
	GAS & WATER UTILITIES - 2.3%
24,857	UGI Corporation	1,151,128

INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HOME CONSTRUCTION - 2.3%
11,993	DR Horton, Inc.	$ 1,146,771

	INDUSTRIAL SUPPORT SERVICES - 2.3%
20,904	Fastenal Company	1,167,488

	INSURANCE - 2.4%
9,715	Cincinnati Financial Corporation	1,198,831

	MACHINERY - 2.4%
5,561	Caterpillar, Inc.	1,172,648

	MEDICAL EQUIPMENT & DEVICES - 7.2%
1,675	Align Technology, Inc.(a)	1,187,575
1,675	IDEXX Laboratories, Inc.(a)	1,128,548
2,747	West Pharmaceutical Services, Inc.	1,240,600
		3,556,723
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
737	Texas Pacific Land Corporation	1,002,128

	RENEWABLE ENERGY - 2.6%
4,422	SolarEdge Technologies, Inc.(a)	1,281,407

	RETAIL - CONSUMER STAPLES - 2.2%
4,891	Dollar General Corporation	1,090,253

	RETAIL - DISCRETIONARY - 4.9%
1,742	RH(a)	1,220,567
6,298	Tractor Supply Company	1,223,386
		2,443,953
	SEMICONDUCTORS - 7.2%
3,283	KLA Corporation	1,116,089
5,829	NVIDIA Corporation	1,304,821
9,782	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,164,156
		3,585,066

INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SOFTWARE - 17.4%
7,772	Cadence Design Systems, Inc.(a)	$ 1,270,567
9,648	Cloudflare, Inc., Class A(a)	1,164,900
4,489	Crowdstrike Holdings, Inc., Class A(a)	1,261,409
3,819	DocuSign, Inc.(a)	1,131,341
4,221	Fortinet, Inc.(a)	1,330,206
3,417	Veeva Systems, Inc., Class A(a)	1,134,376
4,824	Zscaler, Inc.(a)	1,342,711
		8,635,510
	TECHNOLOGY HARDWARE - 4.8%
3,618	Ubiquiti, Inc.	1,177,152
2,077	Zebra Technologies Corporation, Class A(a)	1,219,553
		2,396,705
	TECHNOLOGY SERVICES - 2.3%
2,412	MarketAxess Holdings, Inc.	1,147,919

	TELECOMMUNICATIONS - 2.3%
39,329	SK Telecom Company Ltd. - ADR	1,132,282

	WHOLESALE - CONSUMER STAPLES - 2.2%
14,740	Bunge Ltd.	1,115,965

	WHOLESALE - DISCRETIONARY - 2.4%
2,412	Pool Corporation	1,192,252

	TOTAL COMMON STOCKS (Cost $43,866,514)	49,353,611

	TOTAL INVESTMENTS - 99.3% (Cost $43,866,514)	$ 49,353,611
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	343,781
	NET ASSETS - 100.0%	$ 49,697,392

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.